Note 14 Debt securities at amortized cost (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	€ 59,014	€ 49,462	€ 36,639	[2],[3],[4]
Domestic debt securities [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	37,130	27,114	18,541
Domestic debt securities [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	35,664	25,857	18,397
Domestic debt securities [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	1,099	1,028	0
Domestic debt securities [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	367	230	144
MEXICO
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	4,139	6,277	4,222
MEXICO | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	4,076	6,205	4,198
MEXICO | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	63	72	24
MEXICO | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	0	0	0
UNITED STATES
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	2,505	2,229	2,215
UNITED STATES | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	2,463	2,188	2,159
UNITED STATES | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	20	19	25
UNITED STATES | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	22	21	31
TURKEY
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	6,764	6,284	5,332
TURKEY | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	6,622	6,167	5,325
TURKEY | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	7	8	6
TURKEY | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	135	109	0
Other Countries [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	8,476	7,558	6,328
Other Countries [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	5,982	4,707	4,568
Other Countries [Member] | Central banks [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	6	22	21
Other Countries [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	1,269	1,239	345
Other Countries [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	1,219	1,591	1,394
Foreign debt securities [Member]
Debt securities at amortized cost [Line Items]
Debt instruments held at amortised cost	€ 21,884	€ 22,348	€ 18,097

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).